RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 28, 2026
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Balances:

	As of	As of
	February 28,	February 28,
	2025	2026
Amounts due from related parties, current (1)	$37	$46
Amounts due from related parties, non-current (1)	$96	$134
Amounts due to related parties, current (2)	$93	$97

Transactions:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Service fees	$207	$753	$636
Other revenues	$488	$36	$42
(1)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

In fiscal years 2024, 2025 and 2026, the Group recorded $61, nil and nil impairment loss on the amounts due from related parties.

(2)	The amounts due to related parties primarily related to service fees payable to related parties.